Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUNDS II, INC.
Entity Central Index Key	0000923084
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005533
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Growth Allocation Fund
Class Name	Investor Class
Trading Symbol	TRSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - Investor Class	$69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,400	10,403	10,439
2016	10,410	10,367	10,453
2017	11,103	11,186	11,120
2017	11,656	11,753	11,491
2017	12,137	12,183	11,850
2017	12,777	12,921	12,473
2018	13,091	13,288	12,674
2018	13,113	13,144	12,668
2018	13,412	13,573	13,058
2018	12,792	12,795	12,460
2019	13,290	13,176	12,906
2019	13,201	12,974	12,792
2019	13,840	13,535	13,301
2019	14,508	14,545	14,106
2020	13,954	13,688	13,444
2020	13,933	13,679	13,364
2020	15,753	15,772	14,841
2020	16,727	16,728	15,829
2021	17,852	17,829	16,747
2021	19,022	19,402	18,000
2021	19,797	20,289	18,550
2021	19,320	19,951	18,093
2022	18,336	19,221	17,648
2022	17,008	18,086	16,669
2022	16,202	17,066	15,836
2022	16,524	17,633	16,299
2023	16,441	17,633	16,377
2023	16,902	18,240	16,460
2023	17,735	19,447	17,290
2023	17,946	19,751	17,452
2024	19,544	21,715	18,851
2024	20,249	22,537	19,281
2024	21,255	24,005	20,463
2024	21,868	24,910	21,094
2025	21,754	24,985	21,051
2025	22,026	25,614	21,587
2025	23,467	27,797	23,012
2025	24,550	29,445	23,873
2026	26,081	31,028	25,489
2026	27,022	33,367	26,482

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Spectrum Moderate Growth Allocation Fund (Investor Class)	22.68%	7.27%	10.45%
MSCI All Country World Index Net (Regulatory Benchmark)	30.27	11.45	12.81
Morningstar Moderately Aggressive Target Risk Index (Strategy Benchmark)	22.67	8.03	10.23

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,327,220,000
Holdings Count | Holding	2,014
Advisory Fees Paid, Amount	$ 17,307,000
InvestmentCompanyPortfolioTurnover	52.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,327,220 Number of Portfolio Holdings2,014
Holdings [Text Block]
Table Summary
Common Stocks	67.4%
Equity Funds	12.4
Bond Funds	7.8
Private Investment Companies	3.9
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Corporate Bonds	1.7
Asset-Backed Securities	0.8
Non-U.S. Government Mortgage-Backed Securities	0.5
Short-Term and Other	1.1

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Institutional Emerging Markets Equity Fund	7.5%
T. Rowe Price Real Assets Fund - I Class	5.0
Blackstone Partners Offshore Fund	3.9
NVIDIA	3.6
Alphabet	3.0
Apple	2.7
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.5
Microsoft	2.3
Amazon.com	2.0
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169939
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Growth Allocation Fund
Class Name	I Class
Trading Symbol	TGIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - I Class	$52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	519,979	520,132	521,947
2016	520,686	518,347	522,637
2017	555,484	559,284	556,017
2017	583,331	587,646	574,538
2017	607,561	609,140	592,508
2017	639,928	646,071	623,627
2018	655,819	664,397	633,699
2018	657,145	657,203	633,383
2018	672,304	678,646	652,915
2018	641,418	639,743	622,977
2019	666,794	658,801	645,281
2019	662,337	648,703	639,621
2019	694,754	676,761	665,042
2019	728,388	727,243	705,290
2020	700,827	684,401	672,176
2020	699,996	683,928	668,181
2020	791,806	788,590	742,036
2020	841,034	836,395	791,466
2021	897,866	891,429	837,356
2021	956,970	970,121	899,981
2021	996,231	1,014,449	927,477
2021	972,546	997,569	904,625
2022	923,339	961,041	882,398
2022	856,868	904,323	833,456
2022	816,611	853,305	791,787
2022	832,994	881,645	814,951
2023	829,117	881,644	818,849
2023	852,612	912,016	822,985
2023	895,053	972,342	864,515
2023	905,916	987,554	872,610
2024	986,968	1,085,733	942,543
2024	1,023,045	1,126,854	964,075
2024	1,074,327	1,200,257	1,023,136
2024	1,105,765	1,245,479	1,054,699
2025	1,100,106	1,249,241	1,052,526
2025	1,114,414	1,280,692	1,079,341
2025	1,187,883	1,389,834	1,150,614
2025	1,243,191	1,472,253	1,193,647
2026	1,321,217	1,551,409	1,274,439
2026	1,369,202	1,668,347	1,324,075

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Spectrum Moderate Growth Allocation Fund (I Class)	22.86%	7.43%	10.60%
MSCI All Country World Index Net (Regulatory Benchmark)	30.27	11.45	12.81
Morningstar Moderately Aggressive Target Risk Index (Strategy Benchmark)	22.67	8.03	10.23

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,327,220,000
Holdings Count | Holding	2,014
Advisory Fees Paid, Amount	$ 17,307,000
InvestmentCompanyPortfolioTurnover	52.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,327,220 Number of Portfolio Holdings2,014
Holdings [Text Block]
Table Summary
Common Stocks	67.4%
Equity Funds	12.4
Bond Funds	7.8
Private Investment Companies	3.9
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Corporate Bonds	1.7
Asset-Backed Securities	0.8
Non-U.S. Government Mortgage-Backed Securities	0.5
Short-Term and Other	1.1

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Institutional Emerging Markets Equity Fund	7.5%
T. Rowe Price Real Assets Fund - I Class	5.0
Blackstone Partners Offshore Fund	3.9
NVIDIA	3.6
Alphabet	3.0
Apple	2.7
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.5
Microsoft	2.3
Amazon.com	2.0
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless